Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands		Share Capital CNY (¥) shares	Share Capital US$ USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital US$ USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves US$ USD ($)	Retained Earnings CNY (¥)	Retained Earnings US$ USD ($)	Accumulated Other Comprehensive loss CNY (¥)	Accumulated Other Comprehensive loss US$ USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests US$ USD ($)	CNY (¥)	US$ USD ($)
Balance at Jun. 30, 2017		¥ 529		¥ 91,220		¥ 8,328		¥ 48,635				¥ 9,838		¥ 158,550
Balance, shares at Jun. 30, 2017 | shares	[1]	80,000,000
Net income								64,596				(979)		63,617
Provision for statutory reserves						5,824		(5,824)
Acquisition of Zhonghui				28,515										28,515
Balance at Jun. 30, 2018		¥ 529		62,705		14,152		107,407				8,859		184,793
Balance, shares at Jun. 30, 2018 | shares		80,000,000
Net income								53,531				(1,508)		52,023	$ 7,578
Provision for statutory reserves						5,672		(5,672)
Capital injection by founding shareholders				530										530
Purchase of NCIs				(1,821)								(8,209)		(10,030)
Issuance of shares to Fanhua In		¥ 28		10,001										10,029
Issuance of shares to Fanhua In, shares | shares		4,033,600
Proceeds from IPO		¥ 43		153,287										153,330
Proceeds from IPO, shares | shares		6,438,414
Acquisition of Zhonghui												1,581		1,581
Capital injection by minority Zhonghui's minority shareholders												2,450		2,450
Other comprehensive income : foreign currency translation adjustments										11				11
Balance at Jun. 30, 2019		¥ 600	$ 87	¥ 224,702	$ 32,732	¥ 19,824	$ 2,888	¥ 155,266	$ 22,617	¥ 11	$ 2	¥ 3,173	$ 462	¥ 400,403	$ 58,326
Balance, shares at Jun. 30, 2019 | shares		90,472,014	90,472,014

[1]	The shares are presented on a retroactive basis to reflect the nominal share issuance.